Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Cash Flows [Abstract]
Net loss	¥ (57,667)	$ (8,361)	¥ (49,064)	¥ (6,530)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,093	303	1,773	786
Amortization of right-of-use assets	5,611	814	3,448	620
Loss on termination of right-of-use assets	1,750	254
Allowance for doubtful accounts	9,801	1,421
Impairment of inventory	180	26
Share of loss in equity method investee	39	6
Changes in operating assets and liabilities:
Accounts receivables	(1,424)	(206)	(181)	379
Inventories	7,810	1,132	(13,250)	209
Advance to suppliers	61,085	8,856	(71,148)	(4,707)
Other current assets	(23,023)	(3,338)	(6,968)	7,778
Amount due from related parties	84	12	843	849
Other non-current assets			(68)	(80)
Accounts payables	1,331	193	8,488	165
Accrued expenses and other payables	32,160	4,662	2,184	(2,879)
Income tax payables	(3)		2,582
Advance from customers	(50,420)	(7,310)	44,964	(18,068)
Amount due to related parties	140	20	(589)	(73)
Operating lease liabilities	(2,439)	(354)	(5,243)	(841)
Net cash used in operating activities	(12,892)	(1,870)	(82,229)	(22,392)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(7,769)	(1,126)	(9,573)	(1,333)
Purchases of intangible assets	(31)	(4)	(1,423)
Loans provided to third parties	(3,859)	(560)	(17,046)	(69,478)
Loans repayments from third parties	2,122	308	3,614	58,463
Loans provided to related parties			(886)	(948)
Loans repayments from related parties			555	156
(Payment for) Return of long-term investments	(1,850)	(268)	10,000	(120,000)
Net cash used in investing activities	(11,387)	(1,650)	(14,759)	(133,140)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by non-controlling shareholders	5,000	725	999	255,615
Loans received from a third party			998
Loans received from long-term bank borrowing			10,000
Proceeds from issuance of loan payable				20,000
Repayments of short-term bank borrowing			(3,000)
Repayments of long-term bank borrowing	(500)	(72)
Repayments of loan payable			(13,000)
Net cash provided by (used in) financing activities	4,500	653	(4,003)	275,615
Net increase (decrease) in cash and cash equivalents and restricted cash	(19,779)	(2,867)	(100,991)	120,083
Cash and cash equivalents and restricted cash at beginning of year	25,687	3,724	126,678	6,595
Cash and cash equivalents and restricted cash at end of year	5,908	857	25,687	126,678
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	6,603	957	8,538	4,579
Derecognition of right-of use-assets	7,408	1,074
Derecognition of lease liabilities	¥ 5,658	$ 820